Intangible assets and goodwill	12 Months Ended
Mar. 31, 2025
Intangible Assets And Goodwill
Intangible assets and goodwill

20.	Intangible assets and goodwill

	Computer software and Websites	Intellectual property rights	Agent / Supplier/ relationship	Customer Relationship	Non compete agreement	Trademarks	Goodwill	Intangible under development		Total
Gross block
At April 1, 2023	2,575,731	59,209	222,169	140,336	22,171	271,329	1,015,099	43,272		4,349,316
Additions	219,301	-	-	-	-	-	-	254,465		473,766
Disposals/adjustment	-	-	-	-	-	-	-	(216,391)	*	(216,391)
Effects of movements in foreign exchange rates	-	-	-	-	-	-	-	-		-
At March 31, 2024	2,795,032	59,209	222,169	140,336	22,171	271,329	1,015,099	81,346		4,606,691
Additions	253,191	-	-	-	-	-	-	264,384		517,575
Disposals/adjustment	-	-	-	-	-	-	-	(248,888)	*	(248,888)
On account of business combination	2,529	-	138,030	189,586	-	315,870	723,529	-		1,369,544
Effects of movements in foreign exchange rates	-	-	-	-	-	-	-	-		-
At March 31, 2025	3,050,752	59,209	360,199	329,922	22,171	587,199	1,738,628	96,842		6,244,922
				-
Amortization and Impairment
At April 1, 2023	2,395,502	59,209	222,169	113,399	21,821	271,329	486,908	-		3,570,337
Charge for the year	113,591	-	-	8,979	350	-	-	-		122,920
Disposals	-	-	-	-	-	-	-	-		-
Impairment of goodwill	-	-	-	-	-	-	-	-		-
Effects of movements in foreign exchange rates	-	-	-	-	-	-	-	-		-
At March 31, 2024	2,509,093	59,209	222,169	122,378	22,171	271,329	486,908	-		3,693,257
Charge for the year	173,951	-	5,093	15,981	-	11,657	-	-		206,682
Disposals	-	-	-	-	-	-	-	-		-
Impairment of goodwill	-	-	-	-	-	-	-	-		-
Effects of movements in foreign exchange rates	-	-	-	-	-	-	-	-		-
At March 31, 2025	2,683,044	59,209	227,262	138,359	22,171	282,986	486,908	-		3,899,939

Net block
At March 31, 2024	285,939	-	-	17,958	-	-	528,191	81,346		913,434
At March 31, 2025	367,708	-	132,937	191,563	-	304,213	1,251,720	96,842		2,344,983

*	Intangible assets capitalized during the year.

Impairment reviews

Goodwill acquired through business combinations has indefinite life and is allocated to the CGU or Group of CGUs, which is expected to benefit from the synergies of the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units or groups of units. For the purpose of impairment testing, goodwill is allocated to a CGU or Group of CGUs representing the lowest level within the Group at which goodwill is monitored for internal management purposes and which is not higher than the Group’s operating segment. Carrying amount of goodwill has been allocated to the respective acquired subsidiaries level as follows:

	March 31,
	2024	2025
TSI Yatra Private Limited	103,670	103,670
Yatra TG Stays Private Limited & Yatra Hotel Solutions Private Limited	219,163	219,163
Yatra for Business Private Limited	205,358	205,358
Globe All India Services Limited (refer to Note 44)	-	723,529
Total	528,191	1,251,720

Below table summarizes the valuation method used for determining recoverable amount of goodwill:

March 31,
	2024	2025
TSI Yatra Private Limited	FVLCOD	Value in use
Yatra TG Stays Private Limited & Yatra Hotel Solutions Private Limited	Value in use	Value in use
Yatra for Business Private Limited	FVLCOD	Value in use

Considering the market dynamics, the Group has changed the method for testing goodwill impairment as at March 31, 2025 from “FVLCOD” used in the year ended March 31, 2024 to “value in use” for the following companies, since it represents a more accurate and reliable method to estimate value in use as at the said date.

1. TSI Yatra Private Limited

2. Yatra for Business Private Limited

The new method complies with relevant accounting standards and regulations and is applied consistently across all reporting units. The change in method has not resulted in a different outcome that would have been obtained using the previous method.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)

Yatra TG Stays Private Limited and Yatra Hotel Solutions Private Limited:

The recoverable amount of Yatra TG Stays Private Limited and Yatra Hotel Solutions Private Limited for the years ended March 31, 2025 and March 31, 2024, is based on its value in use and was determined by discounting the future cash flows to be generated from the continuing use of the CGU. These calculations use cash flow projections over a period of five years, based on financial budgets approved by management, with extrapolation for the remaining period, and an average of the range of assumptions as mentioned below:

	As at	As at
	March 31, 2024	March 31, 2025
Pre -Tax Discount rate	24.05%	21.19%
Terminal Value growth rate	4.00%	5.00%
EBITDA margin over next 5 years (March 31, 2024 : 5 years)	22.54% - 23.63%	19.0% - 21.3%

Management has determined the values assigned to each of the above key assumptions as follows:

Discount Rate: The above discount rate represent the current market assessment of the risks specific to each CGU, taking into consideration the time value of money and individual risks of the underlying assets that have not been incorporated in the cash flow estimates. The discount rate calculation is based on the specific circumstances of the Company and its operating segments and is derived from its weighted average cost of capital (WACC).

Terminal Value growth rate: This is the weighted average growth rate used to extrapolate cash flows beyond the budget period. The rates are consistent with forecasts included in industry reports.

EBITDA margin: EBITDA margin was based on expectations of future outcomes taking into account past experience, adjusted for anticipated revenue growth. Revenue growth was projected taking into account the average growth levels experienced in past, industry report and the estimated adjusted margin growth for future.

The estimation of value in use reflects assumptions that are subject to various risks and uncertainties, including key assumptions regarding EBITDA margin, terminal value growth rate and discount rate. It requires significant judgments and estimates, and actual results could be materially different than the judgments and estimates used to estimate value in use.

Sensitivity change in assumptions

The calculation of value in use for Yatra TG Stays Private Limited and Yatra Hotel Solutions Private Limited” is most sensitive to EBITDA margin, discount rate and long-term growth rate assumptions.

For the year ended March 31, 2025 and March 31, 2024, an analysis of the calculation’s sensitivity to a change in the key parameters (EBITDA margin, discount rate and long-term growth rate) based on reasonably probable assumptions in Yatra TG Stays Private Limited and Yatra Hotel Solutions Private Limited”, did not identify any probable scenarios where the CGUs recoverable amount would fall below their carrying amount.

TSI Yatra Private Limited:

The recoverable amount of TSI Yatra Private Limited for the years ended March 31, 2025 are based on its value in use and determined by discounting the future cash flows to be generated from the continuing use of the CGU. These calculations use cash flow projections over a period of five years, based on financial budgets approved by management, with extrapolation for the remaining period, and an average of the range of assumptions as mentioned below:

As at
March 31, 2025
Pre -Tax Discount rate	29.79%
Terminal Value growth rate	5.00%
EBITDA margin over next 5 years	20.4% - 35.5%

During the March 31, 2024, the recoverable value of these companies was computed using fair value less cost of disposal (“FVLCOD”) method categorized as Level 3 calculations due to un-observable inputs used in the valuations.

The FVLCOD calculations were determined by considering median quartile of EBITDA multiple to enterprise value of comparable companies (‘EBITDA market multiple’) and thereafter applying discount to reflect the risk relating to business of the above-mentioned CGUs. The resultant/ discounted/ adjusted EBITDA market multiple was applied to the EBITDA for the year ended March 31, 2024 of above mentioned CGUs to determine the FVLCOD.

The calculation of FVLCOD is most sensitive to the following assumptions:

As at
March 31, 2024
EBITDA Market Multiple	14.2 - 16.7
Discount applied	10% - 20%

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)

Sensitivity change in assumption

The calculation of value in use for TSI Yatra Private Limited is most sensitive to EBITDA margin, discount rate and long-term growth rate assumptions.

For the year ended March 31, 2025, an analysis of the calculation’s sensitivity to a change in the key parameters (EBITDA margin, discount rate and long-term growth rate) based on reasonably probable assumptions in TSI Yatra Private Limited, did not identify any probable scenarios where the CGUs recoverable amount would fall below their carrying amount.

For the year ended March 31, 2024, an analysis of the calculation’s sensitivity to a change in the key parameter (EBITDA margin multiple) based on reasonably probable assumptions, did not identify any probable scenarios where the CGUs recoverable amount would fall below their carrying amount.

Yatra for Business Private Limited:

The recoverable amount of Yatra for Business Private Limited for the years ended March 31, 2025 are based on its value in use and determined by discounting the future cash flows to be generated from the continuing use of the CGU. These calculations use cash flow projections over a period of five years, based on financial budgets approved by management, with extrapolation for the remaining period, and an average of the range of assumptions as mentioned below:

As at
March 31, 2025
Pre -Tax Discount rate	28.59%
Terminal Value growth rate	5.00%
EBITDA margin over next 5 years	10.1% - 33.6%

During the March 31, 2024, the recoverable value of these companies was computed using fair value less cost of disposal (“FVLCOD”) method categorized as Level 3 calculations due to un-observable inputs used in the valuations.

The FVLCOD calculations were determined by considering median quartile of EBITDA multiple to enterprise value of comparable companies (‘EBITDA market multiple’) and thereafter applying discount to reflect the risk relating to business of the above-mentioned CGUs. The resultant/ discounted/ adjusted EBITDA market multiple was applied to the EBITDA for the year ended March 31, 2024 of above mentioned CGUs to determine the FVLCOD.

The calculation of FVLCOD is most sensitive to the following assumptions:

As at
March 31, 2024
EBITDA Market Multiple	14.2- 16.7
Discount applied	10% - 20%

Sensitivity change in assumption

The calculation of value in use for Yatra for Business Private Limited is most sensitive to EBITDA margin, discount rate and long-term growth rate assumptions.

For the year ended March 31, 2025, an analysis of the calculation’s sensitivity to a change in the key parameters (EBITDA margin, discount rate and long-term growth rate) based on reasonably probable assumptions in Yatra for Business Private Limited, did not identify any probable scenarios where the CGUs recoverable amount would fall below their carrying amount.

For the year ended March 31, 2024, an analysis of the calculation’s sensitivity to a change in the key parameter (EBITDA margin multiple) based on reasonably probable assumptions, did not identify any probable scenarios where the CGUs recoverable amount would fall below their carrying amount.

The estimation of FVLCOD reflects assumptions that are subject to various risks and uncertainties, including key assumptions regarding EBITDA Market Multiple, and discount rate. It requires significant judgments and estimates, and actual results could be materially different than the judgments and estimates used to estimate FVLCOD.

Globe All India Services Limited:

The Group has acquired the subsidiary during the current year. On account of business combination goodwill amounting to INR 723,529 has been recognized during the year. As per IAS 36 Impairment of assets, indicators for impairment needs to be assessed at least annually.

The group has assessed the internal and external indicators of impairment and concluded that there is no impairment during the current year.

Accordingly, based on above, the Group has concluded that there is no impairment for the current year.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)